CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 27,723	$ 27,726
Restricted cash	68,405	25,983
Restricted cash held by trustees	1,204	15,441
Trade receivables, net	38,731	57,728
Inventories	28,830	25,112
Other current assets	16,036	14,760
Total current assets	180,929	166,750
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	7,690	8,085
Long-term restricted cash	177	216
Other long-term receivables	7,081	12,124
Total long-term investments and receivables	14,948	20,425
PROPERTY AND EQUIPMENT, NET	85,972	90,893
INTANGIBLE ASSETS, NET	18,597	22,970
GOODWILL	43,468	63,870
Total assets	343,914	364,908
CURRENT LIABILITIES:
Short-term bank credit and loans	9,124	15,857
Current maturities of long-term loans	4,557	4,595
Trade payables	14,661	22,850
Accrued expenses	20,284	22,475
Advances from customers	58,545	2,940
Advances from customers held by trustees	2,614	12,858
Other current liabilities	17,349	18,587
Total current liabilities	127,134	100,162
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	21,680	26,271
Accrued severance pay	7,489	8,157
Other long-term liabilities	4,380	5,179
Total long-term liabilities	$ 33,549	$ 39,607
COMMITMENTS AND CONTINGENCIES
EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized - 90,000,000 shares at September 30, 2015 and December 31, 2014; Issued and outstanding 44,291,647 and 42,730,424 shares as of September 30,2015 and December 31, 2014, respectively	$ 2,046	$ 1,966
Additional paid-in capital	883,803	876,624
Accumulated other comprehensive loss	(3,502)	(1,420)
Accumulated deficit	(699,116)	(652,031)
Total equity	183,231	225,139
Total liabilities and equity	$ 343,914	$ 364,908